Note 9 (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	June 2024	December 2023
ASSETS
Derivatives		33,183	34,293
Equity instruments	6.2	7,699	4,589
Debt securities	6.2	31,947	28,569
Issued by central banks		678	740
Issued by public administrations		28,170	24,766
Issued by financial institutions		1,682	1,824
Other debt securities		1,417	1,239
Loans and advances	6.2	50,992	73,590
Loans and advances to central banks		1,227	2,809
Reverse repurchase agreement		1,227	2,809
Loans and advances to credit institutions ⁽¹⁾		38,560	56,599
Reverse repurchase agreement		38,535	56,569
Loans and advances to customers		11,204	14,182
Reverse repurchase agreement		9,380	13,615
Total assets	7	123,821	141,042
LIABILITIES
Derivatives		31,321	33,045
Short positions		15,249	15,735
Deposits		46,976	72,935
Deposits from central banks		4,518	6,397
Repurchase agreement		4,518	6,397
Deposits from credit institutions ⁽¹⁾		19,166	43,337
Repurchase agreement		19,010	42,676
Customer deposits		23,291	23,201
Repurchase agreement		23,250	23,157
Total liabilities	7	93,546	121,715
(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" and the evolution of "Repurchase agreement" mainly due to BBVA, S.A.